Profit and loss information	6 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Profit and loss information	Profit and loss information
Operating expenses

(EUR thousand)		Three months ended September 30		Six months ended September 30
Expenses by nature	Note	2024	2023	2024	2023
Employee benefit expenses		(40,468)	(35,967)	(80,899)	(73,242)
Agent costs		(26,261)	(24,371)	(50,989)	(46,605)
Depreciation and amortization		(13,605)	(9,998)	(25,723)	(20,135)
IT costs		(4,971)	(3,909)	(9,326)	(7,408)
Advertising and promotion		(1,198)	(427)	(2,597)	(1,541)
Travel, entertainment, office and rental cost		(3,215)	(3,139)	(7,458)	(6,163)
Auditors, lawyers and consultants		(2,518)	(2,711)	(5,193)	(5,305)
External and other personnel costs		(2,439)	(2,466)	(5,001)	(4,437)
Change in fair value of warrants and put options	11	25	(8,839)	(1,622)	(750)
Capitalized software development expenditure		10,765	8,922	19,475	15,910
Contributions to defined benefit plans		(496)	(368)	(977)	(722)
Share-based payment transactions expenses		(1,552)	(2,366)	(2,705)	(2,966)
Corporate & business restructuring expenses		(631)	(292)	(1,053)	(443)
Impairments		(43)	(25)	(74)	(48)
Other operating expenses		(3,675)	(2,724)	(7,146)	(4,942)
Operating expenses		(90,282)	(88,680)	(181,288)	(158,797)
Employee benefit expenses
For the three and six months ended September 30, 2024 the main driver of the increase in employee benefit expenses is the average number of employees that increased from 1,907 (in the three months ended September 30, 2023) to 2,038 and from 1,871 (in the six months ended September 30, 2023) to 2,008, respectively.
Depreciation & amortization
The depreciation of property, plant and equipment amounted to EUR5.3 million and EUR9.4 million for the three and six months ended September 30, 2024, respectively (EUR2.9 million and EUR6.3 million for the three and six months ended September 30, 2023, respectively) comprising mostly of depreciation related to the right-of-use assets. For the same period the amortization of intangible assets predominantly sources from capitalized intangible assets amounting to EUR7.1 million and EUR13.7 for the three and six months ended September 30, 2024 respectively (EUR5.9 million and EUR11.4 million for the three and six months ended September 30, 2023, respectively).
Net finance costs
For the three and six months ended September 30, 2024 the net finance costs amounted to EUR14.2 million and EUR2.1 million respectively (EUR13.9 million and EUR24.6 million respectively for the three and six months ended September 30, 2023).
For the three months ended September 30, 2024, the net finance cost comprises of EUR14.0 million linked to bank borrowings and amortization of related capitalized borrowing fees, EUR2.0 million of net foreign exchange losses and EUR0.7 million of other finance expense (for the three months ended September 30, 2023 it predominantly comprised of EUR13.0 million linked to bank borrowings and amortization of related capitalized borrowing fees, EUR2.5 million of net foreign exchange losses and EUR0.3 million of other finance expense), partially offset by EUR0.7 million of interest income on interest rate swap, EUR0.3 million of interest income on bank deposits and EUR1.4 million of other finance income (for the three months ended September 30, 2023 it predominantly comprised of EUR1.3 million of interest income on bank deposits and EUR0.6 million of other finance income).
For the six months ended September 30, 2024, the net finance cost predominantly comprises of EUR28.8 million linked to bank borrowings and amortization of related capitalized borrowing fees and EUR3.4 million of other finance expense (for the six months ended September 30, 2023 it predominantly comprised of EUR24.3 million linked to bank borrowings and amortization of related capitalized borrowing fees, EUR2.4 million of net foreign exchange losses and EUR1.0 million of other finance expense), partially offset by EUR1.6 million of interest income on interest rate swap and EUR0.7 million of interest income on bank deposits (for the six months ended September 30, 2023 it predominantly comprised of EUR2.3 million of interest income on bank deposits and EUR0.9 million of other finance income) and the gain from the term loan modification that amounted to EUR27.2 million, as detailed in Note 10.
Income tax

(EUR thousand)	Three months ended September 30		Six months ended September 30
Income tax	2024	2023	2024	2023
Current income tax expense	(8,629)	(6,195)	(15,630)	(11,421)
Adjustment in respect of current income tax of previous years	(459)	73	(868)	117
Adjustment in respect of deferred income tax of previous years	—	(1,279)	(310)	320
Deferred tax expense	(1,762)	(1,397)	(5,762)	(1,857)
Income tax expense reported in the income statement	(10,850)	(8,798)	(22,570)	(12,841)
Deferred tax expenses recognized in the six months ended September 30, 2024 include EUR3.3 million of deferred tax on Term Loan Facility.